DISCONTINUED OPERATIONS	6 Months Ended
Jun. 30, 2024
Discontinued Operations and Disposal Groups [Abstract]
DISCONTINUED OPERATIONS

9. DISCONTINUED OPERATIONS

In December 2022, the Company ceased its cryptocurrency mining business and entering into a series of contracts with certain third parties to sell its cryptocurrency mining and related equipment, terminating the leases for both the office facility and the storage rooms for most mining machines, and laying off relevant employees. As a result, the operations of Cryptocurrency mining business are reflected within “discontinued operations” periods presented.

The significant items included within discontinued operations are as follows:

	Six Months Ended June 30, 2024	Six Months Ended June 30, 2023
	(Unaudited)	(Unaudited)
Revenue - Cryptocurrency mining	$-	$-
Cost - Cryptocurrency mining	-	276,926
Administrative expenses	-	(279,995)
Operating gain from discontinued operations	-	3,069
Other (loss), net	-	(21,805)
Interest income	-	9
(Loss) from discontinued operations before income taxes	-	(18,727)
Income tax expense	-	-
Net (loss) from discontinued operations	$-	$(18,727)

As of June 30, 2024 and December 31, 2023, no assets and liabilities of discontinued operations included within the Consolidated Balance Sheets.

	Six Months Ended June 30, 2024	Six Months Ended June 30, 2023
	(Unaudited)	(Unaudited)
Net cash provided by operating activities	$-	$109,202
Net cash provided by investing activities	-	237,635

CRYPTOCURRENCIES

As of June 30, 2024 and December 31, 2023, no cryptocurrencies held by the Company.